OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 530	$ 292
Government authorities	2	68
Employees	8	21
Others	135	779
Other accounts receivable and prepaid expenses	$ 675	$ 1,160